[DECHERT LLP LETTERHEAD]

June 23, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ING Prime Rate Trust (5,000,000 Common Shares)

File Nos. 333-68239 and 811-05410

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 22 (the “Amendment”) to the registration statement of ING Prime Rate Trust (the “Trust”). The registration statement relates to shares that may be issued pursuant to the Trust’s Shareholder Investment Program and pursuant to privately negotiated transactions. The Amendment is being filed in reliance on Section 8(c) of the Securities Act of 1933, as amended, and the Amendments must be declared effective by the Commission.

Please contact Paul A. Caldarelli at 480.477.2649 or the undersigned at 202.261.3499 if you have any questions.

Sincerely,

/s/ Karl Paulson Egbert

Attachments

cc:	Paul A. Caldarelli, Esq.
ING U.S. Legal Services

Jeffrey S. Puretz, Esq.
Dechert LLP